Shareholder Fees	Oct. 28, 2026 USD ($)
Investor Class Shares | SA U.S. Fixed Income Fund | SA U.S. Fixed Income Fund
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0
Investor Class Shares | SA Global Fixed Income Fund | SA Global Fixed Income Fund
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0
Investor Class Shares | SA U.S. Core Market Fund | SA U.S. Core Market Fund
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0
Investor Class Shares | SA U.S. Value Fund | SA U.S. Value Fund
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0
Investor Class Shares | SA U.S. Small Company Fund | SA U.S. Small Company Fund
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0
Investor Class Shares | SA International Value Fund | SA International Value Fund
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0
Investor Class Shares | SA International Small Company Fund | SA International Small Company Fund
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0
Investor Class Shares | SA Emerging Markets Value Fund | SA Emerging Markets Value Fund
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0
Investor Class Shares | SA Real Estate Securities Fund | SA Real Estate Securities Fund
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0
SA Worldwide Moderately Aggressive Fund Investor Class Shares | SA Worldwide Moderately Aggressive Fund | SA Worldwide Moderately Aggressive Fund
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0